Offerings	Feb. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99994
Maximum Aggregate Offering Price	$ 499,970,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,545.41
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-269820-01)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Guarantee of Debt Security
Security Class Title	Guarantee of 5.400% Senior Notes due 2032
Amount of Registration Fee	$ 0
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-269820-01)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99453
Maximum Aggregate Offering Price	$ 497,265,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,131.27
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-269820-01)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Guarantee of Debt Security
Security Class Title	Guarantee of 5.500% Senior Notes due 2035
Amount of Registration Fee	$ 0
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-269820-01)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.